Financial assets and liabilities - Summary of foreign currency-related hedging instruments and interest rate swaps (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Book Value	R$ (64,227,131)	R$ (66,455,426)	R$ (56,904,654)
Fair value hedges [member] | FX rate risk | Designated as Hedging Instruments [Member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Book Value	(5,145,878)	(5,075,315)
Accumulated fair value from hedge adjustments	(423,520)	(1,338,760)
Derivative financial assets	5,204,140	6,721,940
Derivative financial liabilities	R$ 5,653,662	6,757,759
Fair value hedges [member] | FX rate risk | Designated as Hedging Instruments [Member] | Swaps senior notes due 2028 | Rumo S.A. [member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Interest, Index	115% CDI
Notional amount of derivatives	R$ 2,791,600
Derivative financial assets	2,591,695	2,657,287
Derivative financial liabilities	R$ 2,852,107	2,707,334
Fair value hedges [member] | FX rate risk | Designated as Hedging Instruments [Member] | Swaps senior notes due 2032 | Rumo S.A. [member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Interest, Index	106% CDI
Notional amount of derivatives	R$ 2,824,075
Derivative financial assets	2,612,445	4,039,312
Derivative financial liabilities	R$ 2,801,555	3,926,328
Fair value hedges [member] | FX rate risk | Designated as Hedging Instruments [Member] | NCE US Dollar [Member] | Rumo S.A. [member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Interest, Index	SOFR + 1.30%
Notional amount of derivatives
Derivative financial assets		25,341
Derivative financial liabilities		124,097
Fair value hedges [member] | FX rate risk | Designated as Hedging Instruments [Member] | Senior notes due 2028 | Rumo S.A. [member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Interest, Index	US$ + 5.30%
Notional amount	R$ (2,791,600)
Book Value	(2,575,368)	(2,631,834)
Accumulated fair value from hedge adjustments	R$ (230,520)	(519,686)
Fair value hedges [member] | FX rate risk | Designated as Hedging Instruments [Member] | Senior Notes Due 2032 | Rumo S.A. [member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Interest, Index	US$ + 4.20%
Notional amount	R$ (2,824,075)
Book Value	(2,570,510)	(2,418,140)
Accumulated fair value from hedge adjustments	R$ (193,000)	(687,411)
Fair value hedges [member] | FX rate risk | Designated as Hedging Instruments [Member] | NCE US Dollar [Member] | Rumo S.A. [member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Interest, Index	SOFR + 1.30%
Notional amount
Book Value		(25,341)
Accumulated fair value from hedge adjustments		(131,663)
Fair value hedges [member] | Interest rate risk [member] | Designated as Hedging Instruments [Member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Book Value	(17,148,788)	(11,597,807)
Accumulated fair value from hedge adjustments	(1,525,516)	(1,830,618)
Derivative financial assets	17,418,782	11,921,941
Derivative financial liabilities	R$ 17,209,947	12,461,088
Fair value hedges [member] | Interest rate risk [member] | Designated as Hedging Instruments [Member] | BNDES Project VIII | Comgas [member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Interest, Index	99.80% CDI
Notional amount of derivatives	R$ 708,331
Derivative financial assets	621,400	693,704
Derivative financial liabilities	R$ 712,630	795,268
Fair value hedges [member] | Interest rate risk [member] | Designated as Hedging Instruments [Member] | Debenture 14th issue - 1st series | Comgas [member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Interest, Index	90.30% CDI
Notional amount of derivatives	R$ 300,000
Derivative financial assets	312,530
Derivative financial liabilities	R$ 308,633
Fair value hedges [member] | Interest rate risk [member] | Designated as Hedging Instruments [Member] | Debenture 14th issue - 2nd series | Comgas [member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Interest, Index	88.27% CDI
Notional amount of derivatives	R$ 700,000
Derivative financial assets	729,019
Derivative financial liabilities	R$ 719,685
Fair value hedges [member] | Interest rate risk [member] | Designated as Hedging Instruments [Member] | Debentures | Rumo S.A. [member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Interest, Index	104% CDI
Notional amount of derivatives	R$ 13,657,901
Derivative financial assets	14,412,764	10,016,793
Derivative financial liabilities	R$ 14,027,253	10,377,790
Fair value hedges [member] | Interest rate risk [member] | Designated as Hedging Instruments [Member] | ACF | Rumo S.A. [member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Interest, Index	96% CDI
Notional amount of derivatives	R$ 467,321
Derivative financial assets	499,641	304,962
Derivative financial liabilities	R$ 519,387	318,827
Fair value hedges [member] | Interest rate risk [member] | Designated as Hedging Instruments [Member] | Swaps Finem [member] | Rumo S.A. [member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Interest, Index	96% CDI
Notional amount of derivatives	R$ 19,096
Derivative financial assets	21,044	23,552
Derivative financial liabilities	R$ 19,207	22,614
Fair value hedges [member] | Interest rate risk [member] | Designated as Hedging Instruments [Member] | Swaps CCB [member] | Rumo S.A. [member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Interest, Index	64% CDI
Notional amount of derivatives	R$ 898,651
Derivative financial assets	822,384	882,930
Derivative financial liabilities	R$ 903,152	946,589
Fair value hedges [member] | Interest rate risk [member] | Designated as Hedging Instruments [Member] | BNDES Project VIII | Comgas [member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Interest, Index	IPCA + 3.25%
Notional amount	R$ (708,331)
Book Value	(600,312)	(678,785)
Accumulated fair value from hedge adjustments	R$ 89,242	100,511
Fair value hedges [member] | Interest rate risk [member] | Designated as Hedging Instruments [Member] | BNDES Project VIII | Comgas [member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Interest, Index	IPCA + 6.80%
Notional amount	R$ (300,000)
Book Value	(280,866)
Accumulated fair value from hedge adjustments	R$ 6,401
Fair value hedges [member] | Interest rate risk [member] | Designated as Hedging Instruments [Member] | BNDES Project VIII | Comgas [member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Interest, Index	IPCA + 6.80%
Notional amount	R$ (700,000)
Book Value	(717,294)
Accumulated fair value from hedge adjustments	R$ 15,042
Fair value hedges [member] | Interest rate risk [member] | Designated as Hedging Instruments [Member] | Debentures | Rumo S.A. [member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Interest, Index	IPCA + 5.62%
Notional amount	R$ (13,657,901)
Book Value	(14,220,199)	(9,719,039)
Accumulated fair value from hedge adjustments	R$ (1,544,982)	(1,851,762)
Fair value hedges [member] | Interest rate risk [member] | Designated as Hedging Instruments [Member] | ACF | Rumo S.A. [member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Interest, Index	IPCA + 6.48%
Notional amount	R$ (467,321)
Book Value	(494,225)	(299,706)
Accumulated fair value from hedge adjustments	R$ (11,288)	(13,635)
Fair value hedges [member] | Interest rate risk [member] | Designated as Hedging Instruments [Member] | Finem [member] | Rumo S.A. [member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Interest, Index	TLP + 2.06%
Notional amount	R$ (19,096)
Book Value	(21,469)	(25,764)
Accumulated fair value from hedge adjustments	R$ (1,810)	(2,212)
Fair value hedges [member] | Interest rate risk [member] | Designated as Hedging Instruments [Member] | CCB [member] | Rumo S.A. [member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Interest, Index	IPCA + 0.94%
Notional amount	R$ (898,651)
Book Value	(814,423)	(874,513)
Accumulated fair value from hedge adjustments	R$ (78,121)	R$ (63,520)